Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2022
Earnings (Loss) Per Share [Member]
EARNINGS (LOSS) PER SHARE

13. EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the six months ended June 30, 2022 and 2021, respectively:

	For the Six Months Ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$322,005	$(527,427)

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,887	25,287,887

Earnings per share
Net income (loss) per share - Basic and Diluted	$0.01	$(0.02)

Basic income (loss) per share to the ordinary shareholders are computed by dividing the net income (loss) attributable to the ordinary shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is the same as basic loss per share due to the lack of dilutive items in the Company for the six months ended June 30, 2022 and 2021. The number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.